Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses - Other Similar Obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Experience Plan	R$ (290,878)	R$ 289,237	R$ (209,175)
Changes in Financial Assumptions	1,136,497	182,120	(1,157,662)
Changes in Financial Demographic	(446)	(20,621)
Gain (Loss) Actuarial - Obligation	845,173	450,735	(1,366,837)
Return on Investment, Return Unlike Implied Discount Rate	(521,100)	(34,409)	915,626
Gain (Loss) Actuarial - Asset	(521,100)	(34,409)	915,626
Changes in Surplus Uncollectible	R$ (313,984)	R$ (240,010)	R$ 71,698